Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation And Significant Accounting Policies
Schedule of new currently effective requirements

Effective date	New standards or amendments
June 1, 2020	COVID-19-Related Rent Concessions (Amendment to IFRS 16)
January 1, 2021	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
April 1, 2021	COVID-19-Related Rent Concessions beyond June 30, 2021 (Amendment to IFRS 16)

Schedule of forthcoming requirements

Effective date	New standards or amendments
January 1, 2022	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
January 1, 2022	Annual Improvements to IFRS Standards 2018-2020
January 1, 2022	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
January 1, 2022	Reference to the Conceptual Framework (Amendments to IFRS 3)
January 1, 2023	Classification of Liabilities as Current and Non-current (Amendments to IAS 1)
January 1, 2023	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
January 1, 2023	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
January 1, 2023	Definition of Accounting Estimates (Amendments to IAS 8)
January 1, 2023	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Available for optional adoption/effective date deferred indefinitely	Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)